PROVISIONS - Estimated Undiscounted Amounts Of Cash Flows Required To Settle Obligations (Details) - Dec. 31, 2022 $ in Millions, $ in Millions	CAD ($)	USD ($)
Disclosure of other provisions [line items]
Undiscounted amounts required	$ 290.7	$ 96.5
Essakane mine
Disclosure of other provisions [line items]
Undiscounted amounts required	0.0	96.5
Doyon division, including Westwood mine
Disclosure of other provisions [line items]
Undiscounted amounts required	245.3	0.0
Other Canadian sites
Disclosure of other provisions [line items]
Undiscounted amounts required	45.4	0.0
Rosebel mine | Discontinued operations
Disclosure of other provisions [line items]
Undiscounted amounts required	$ 0.0	$ 134.3